CONVERSIONS OF PREFERRED STOCK MEZZANINE EQUITY TO COMMON STOCK (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Conversion of Stock [Line Items]
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)			$ 9,825,066
Par value of Common Shares issued	$ 0	$ 2,272,500	$ 9,825,066
Series I Preferred Derivatives [Member]
Conversion of Stock [Line Items]
Number of Derivative Shares Converted	0	4,242
Number of Common Shares issued pursuant to conversion	0	6,060,000
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$ 0	$ 2,272,500
Change in value of preferred share derivative liability recorded at time of conversion	0	(303,000)
Par value of Common Shares issued	0	6,060
Additional paid in capital recorded as a result of the conversions	$ 0	$ 2,266,440